ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current [Abstract]
Accrued cost of revenue and operating expenses	$ 1,807,832	$ 1,236,212
Business and other taxes payables	462,358	324,434
Other payables	406,445	281,205
Accrued payroll and welfare expenses	387,091	364,752
Payables and accruals for long-lived assets	42,412	42,397
Finance lease liabilities	$ 11,635	$ 4,488
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total Current	Total Current
Others	$ 38,977	$ 126,883
Total Current	3,156,750	2,380,371
Non-current [Abstract]
Finance lease liabilities	$ 33,767	$ 9,012
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total non-current	Total non-current
Others	$ 74,533	$ 62,666
Total non-current	$ 108,300	$ 71,678